Columbia Money Market Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Money Market Fund	Class A	Class B		Class C		Class I	Class R	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none		none		none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none	5.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	This charge decreases over time.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Money Market Fund		Class A	Class B	Class C	Class I	Class R	Class R5	Class W	Class Z
Management fees		0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees		0.10%	0.85%	0.75%	none	0.50%	none	0.10%	none
Other expenses	[1]	0.50%	0.50%	0.50%	0.08%	0.50%	0.12%	0.50%	0.50%
Total annual fund operating expenses		0.92%	1.67%	1.57%	0.40%	1.32%	0.44%	0.92%	0.82%
Less: Fee waiver/expense reimbursement	[2]	(0.30%)	(0.40%)	(0.30%)	(0.08%)	(0.55%)	(0.07%)	(0.30%)	(0.30%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.62%	1.27%	1.27%	0.32%	0.77%	0.37%	0.62%	0.52%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.62% for Class A, 1.27% for Class B, 1.27% for Class C, 0.32% for Class I, 0.77% for Class R, 0.37% for Class R5, 0.62% for Class W and 0.52% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Money Market Fund (USD $)	1 year	3 years	5 years	10 years
Class A	63	264	481	1,108
Class B	629	788	1,071	1,747
Class C	229	467	828	1,847
Class I	33	121	217	500
Class R	79	364	672	1,547
Class R5	38	134	240	550
Class W	63	264	481	1,108
Class Z	53	232	426	990

Expense Example, No Redemption Columbia Money Market Fund (USD $)	1 year	3 years	5 years	10 years
Class A	63	264	481	1,108
Class B	129	488	871	1,747
Class C	129	467	828	1,847
Class I	33	121	217	500
Class R	79	364	672	1,547
Class R5	38	134	240	550
Class W	63	264	481	1,108
Class Z	53	232	426	990

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day to day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:
  Invests substantially in securities rated in the highest short-term rating category, or deemed to be of comparable quality. However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality.
  Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and its U.S. dollar-weighted average life to 120 days or less.
  Buys obligations with remaining maturities of 397 days or less.
  Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Asset-Backed Securities Risk. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Most asset-backed securities are subject to prepayment risk (i.e., the risk that the Fund will have to reinvest the money received in securities that have lower yields). Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the “full faith and credit” of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of the Fund may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Falling interest rates may result in a decline in the Fund’s income and yield (since the Fund must then invest in lower-yielding fixed-income securities). Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels).

Money Market Fund Risk. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the investment manager, the investment manager’s parent, the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that the investment manager or its affiliates would protect the Fund or redeeming shareholders against a loss of principal.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class includes the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 1.20% (quarter ended September 30, 2006).
  Lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2011).
  Class A year-to-date return was 0.01% at September 30, 2012.

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Money Market Fund	Share Class Inception Date	1 year	5 years	10 years
Class A	Oct. 06, 1975	0.01%	1.42%	1.64%
Class B	Mar. 20, 1995	(4.99%)	0.75%	1.20%
Class C	Jun. 26, 2000	(0.99%)	1.14%	1.21%
Class I	Mar. 04, 2004	0.01%	1.54%	1.81%
Class R	Aug. 03, 2009	0.01%	1.45%	1.65%
Class R5	Dec. 11, 2006	0.01%	1.52%	1.69%
Class W	Dec. 01, 2006	0.01%	1.40%	1.63%
Class Z	Apr. 30, 2010	0.01%	1.42%	1.64%